5 Financial risk management (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of financial risk management [line items]
Decrease in the results of operations for the year	$ (819)	$ (1,091)
US dollar
Summary of financial risk management [line items]
Decrease in the results of operations for the year	(819)	(1,085)
Euro
Summary of financial risk management [line items]
Decrease in the results of operations for the year		(4)
Swiss franc (CHF)
Summary of financial risk management [line items]
Decrease in the results of operations for the year		$ (2)